Inventories - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Inventory provision	$ 6	$ 2	$ 30
Inventories, at net realisable value	$ 42	$ 21	$ 140